Income Tax (Restated) (Details) - Schedule of provision for income taxes	11 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current
Deferred	(542,420)
State and Local
Current
Deferred
Change in valuation allowance	542,420
Income tax provision